Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	8.125% Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form S-3 (File No. 333-261730) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.